SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)	Jun. 30, 2026	Jun. 24, 2026	May 06, 2026	Apr. 30, 2026	Apr. 10, 2026	Apr. 04, 2026	Apr. 03, 2026
SUBSEQUENT EVENTS (Details) [Line Items]
Description of change in authorized capital and share consolidation			the Company’s shareholders approved an increase of the Company’s authorized share capital from US$50,000 divided into 31,250,000 ordinary shares of a par value of US$0.0016 each to US$200,000,000 divided into 125,000,000,000 ordinary shares of a par value of US$0.0016 each, with immediate effect.		the board of directors of the Company approved a share consolidation of all of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares at a ratio of sixteen (16)-for-one (1) (the “Share Consolidation”).
Description of voting rights			the voting rights attached to each Class B ordinary share increase from fifty (50) votes to four hundred (400) votes on all matters subject to a vote at general meetings of the Company, with immediate effect.
Shares cumulative ratio			16-for-1	the 16-for-1 share
Description of share issuance	(i) 200,000 Class A ordinary shares of the Company, par value $0.0016 per share, at a purchase price of $1.00 per share; and (ii) pre-funded warrants to purchase up to 550,000 Class A Ordinary Shares (the “Pre-Funded Warrants”) at a purchase price of $0.99 per Pre-Funded Warrant. The Offering closed on July 1, 2026. The Company received approximately $750,000 in gross proceeds from the Offering, before deducting placement agent fees and estimated offering expenses. The Company used the net proceeds from the Offering for working capital and other general corporate purposes. Each Pre-Funded Warrant represents the right to purchase one (1) Class A Ordinary Share at an exercise price of $0.01 per share. The Pre-Funded Warrants have been exercised in full as of the date of this report.	(i) 183,862 Class A ordinary shares of the Company, par value $0.0016 per share, at a purchase price of $3.25 per share; and (ii) pre-funded warrants to purchase up to 271,106 Class A Ordinary Shares (the “Pre-Funded Warrants”) at a purchase price of $3.24 per Pre-Funded Warrant. The Offering closed on June 25, 2026. The Company received approximately $1.478 million in gross proceeds from the Offering, before deducting placement agent fees and estimated offering expenses. The Company used the net proceeds from the Offering for working capital and other general corporate purposes. Each Pre-Funded Warrant represents the right to purchase one (1) Class A Ordinary Share at an exercise price of $0.01 per share. The Pre-Funded Warrants have been exercised in full as of the date of this report.
April Promissory Note [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Principal amount						$ 300,000
Debt Instrument Purchase Price						$ 300,000
Debt instrument, description						Upon the occurrence of certain events of default, the interest rate on the April Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the April Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the April Promissory Note.
Proceeds in advance from promissory Note							$ 200,000
Class B Ordinary Shares [Member] | April Promissory Note [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Pledgors collective pledged to lender aggregate ordinary shares (in Shares)							1,126,154
Ordinary shares as adjusted to reflect share consolidation							70,385
Class A and Class B ordinary shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Shares cumulative ratio			4,000-for-1